Finance debt - Non-current and current finance debt maturity profile (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 05, 2018	Dec. 31, 2018	Dec. 31, 2017
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 23,264	$ 24,183
Weighted average maturity (years)	September 2028
Weighted average annual interest rate (%)	3.625%
Current finance debt [abstract]
Collateral liabilities		213	704
Non-current finance debt due within one year		1,380	2,908
Other including bank overdraft		870	479
Total current finance debt		2,463	4,091
Commerical paper program issuance		$ 842	$ 449
Weighted average [member]
Non-current finance debt maturity profile [abstract]
Weighted average maturity (years)		9 years	9 years
Weighted average [member] | Interest Rate Non Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)		3.67%	3.50%
Weighted average [member] | Ineterest Rate Current Debt [Member]
Non-current finance debt maturity profile [abstract]
Weighted average annual interest rate (%)		1.62%	1.65%
Year 2 and 3 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 4,003	$ 3,521
Year 4 and 5 [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		3,736	3,041
After 5 years [member]
Non-current finance debt maturity profile [abstract]
Total repayment of non-current finance debt		$ 15,525	$ 17,620